SUBSEQUENT EVENTS (Details) - Subsequent Event	Jul. 02, 2018 USD ($) $ / shares	Feb. 12, 2018 USD ($)	Feb. 09, 2018 USD ($)
Secured Debt | DFS Securitization Facility
Subsequent Event [Line Items]
Debt capacity			$ 1,000,000,000
Mozy, Inc.
Subsequent Event [Line Items]
Proceeds from sale of business		$ 146,000,000
Merger Agreement
Subsequent Event [Line Items]
Consideration transferred, convertible shares, right to receive, shares (per share)	1.3665
Consideration transferred, convertible shares, right to receive, shares (in dollars per share) | $ / shares	$ 109.00
Cash consideration	$ 9,000,000,000